Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Investments in Associates and Joint Ventures

	Joint ventures £m	Associates £m	2022 Total £m	Joint ventures £m	Associates £m	2021 Total £m

At 1 January	12	76	88	15	349	364

Exchange adjustments	1	1	2	–	(15)	(15)

Additions	–	1	1	–	1	1

Disposals	–	–	–	–	(278)	(278)

Distributions received	–	(6)	(6)	–	(9)	(9)

Net fair value movements through Other comprehensive income	–	(9)	(9)	–	28	28

Impairment of interest in associates	–	–	–	–	(36)	(36)

Profit/(loss) after tax recognised in the consolidated income statement	(3)	1	(2)	(3)	36	33

At 31 December	10	64	74	12	76	88